GEODYNE RESOURCES, INC.
Two West Second Street
Tulsa, OK  74103
--------------------------------------------------------------


                                    March 29, 2006


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

      RE:   GEODYNE ENERGY INCOME LIMITED PARTNERSHIP I-D
            GEODYNE ENERGY INCOME LIMITED PARTNERSHIP I-E
            GEODYNE ENERGY INCOME LIMITED PARTNERSHIP I-F
            SEC FILING NUMBERS:
            I-D:  0-15831
            I-E:  0-15832
            I-F:  0-15833
            Form 10-K

Dear Sir/Madam:

      Enclosed via EDGAR transmission on behalf of each of the above referenced Partnerships is its Annual Report on Form 10-K.

      If you have any questions concerning this filing, please contact the undersigned at 918-591-1006.


                                          Very truly yours,

                                          //s// Annabel M. Jones

                                          Annabel M. Jones
                                          Assistant General Counsel -
                                          Corporate Affairs
Enclosures
cc:   PricewaterhouseCoopers LLP
      Craig Loseke